Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 237.7	$ 237.9
Work-in-process	894.4	902.1
Finished goods, including parts and subassemblies	2,207.8	1,797.9
Other	21.5	14.3
Gross Inventories	3,361.4	2,952.2
Excess of current standard costs over LIFO costs	(120.0)	(122.0)
Allowance for obsolete and excess inventory	(109.0)	(89.0)
Total inventories	$ 3,132.4	$ 2,741.2